Post-Employment Benefits - Summary of Defined Contributions Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of defined benefit plans [line items]
Total defined contribution plan expense	$ 37	$ 42	$ 36	$ 114	$ 117
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Total defined contribution plan expense	6	8	6	22	21
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Total defined contribution plan expense	$ 31	$ 34	$ 30	$ 92	$ 96